UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-06367

                                         Gabelli Equity Series Funds, Inc.

(Exact name of registrant as specified in charter)

                One Corporate Center

                                     Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in
Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Equity Income Fund
First Quarter Report — December 31, 2013

Morningstar® rated The Gabelli Equity Income Fund Class AAA Shares 4 stars overall, 3 stars for the three year period, 4 stars for the five year period, and 5 stars for the ten year period ended December 31, 2013 among 1,355, 1,355, 1,215, and 794 Large Blend funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

To Our Shareholders,

For the quarter ended December 31, 2013, the net asset value (“NAV”) per Class AAA Share of The Gabelli Equity Income Fund increased 8.3% compared with an increase of 10.5% for the Standard & Poor’s (“S&P”) 500 Index. See below for additional performance information.

Enclosed is the schedule of investments as of December 31, 2013.

Comparative Results

Average Annual Returns through December 31, 2013 (a)(b) (Unaudited)
	Quarter	1Year	5 Year	10 Year	Since Inception (01/02/92)
Class AAA (GABEX)	8.27%	29.63%	17.64%	8.62%	10.67%
S&P 500 Index	10.51	32.39	17.94	7.41	9.19(e	)
Nasdaq Composite Index	11.11	40.12	22.92	8.81	9.33(e	)
Lipper Equity Income Fund Average	8.97	28.70	16.23	7.17	8.54
Class A (GCAEX)	8.30	29.64	17.55	8.61	10.67
With sales charge (c)	2.07	22.18	16.17	7.97	10.37
Class C (GCCEX)	8.04	28.64	16.73	7.82	10.30
With contingent deferred sales charge (d)	7.04	27.64	16.73	7.82	10.30
Class I (GCIEX)	8.32	29.92	17.69	8.79	10.75

In the current prospectuses dated January 28, 2014, the expense ratios for Class AAA, A, C, and I Shares are 1.39%, 1.39%, 2.14%, and 1.14%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)    Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Nasdaq Composite Index is an unmanaged indicator of stock market performance. The Lipper Equity Income Fund Average includes the 30 largest equity funds in this category tracked by Lipper, Inc. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)    The Fund’s fiscal year ends September 30.

(c)    Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)    Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(e)    S&P 500 Index and Nasdaq Composite Index since inception performance is as of December 31, 1991.

The Gabelli Equity Income Fund

Schedule of Investments — December 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 97.1%
	Aerospace — 3.5%
88,000	Exelis Inc.	$1,677,280
2,000	Lockheed Martin Corp.	297,320
10,000	Raytheon Co.	907,000
286,000	Rockwell Automation Inc.	33,793,760
2,000	Rockwell Collins Inc.	147,840
1,625,000	Rolls-Royce Holdings plc	34,309,380
139,750,000	Rolls-Royce Holdings plc, Cl. C†(a)	231,420
181,000	The Boeing Co.	24,704,690

		96,068,690

	Agriculture — 0.8%
120,000	Archer Daniels Midland Co.	5,208,000
150,000	Monsanto Co.	17,482,500
12,000	The Mosaic Co.	567,240

		23,257,740

	Automotive — 1.5%
1,060,000	Ford Motor Co.	16,355,800
130,000	General Motors Co.†	5,313,100
460,000	Navistar International Corp.†	17,567,400
31,000	PACCAR Inc.	1,834,270

		41,070,570

	Automotive: Parts and Accessories — 2.5%
16,000	BorgWarner Inc.	894,560
100,000	Dana Holding Corp.	1,962,000
50,007	Federal-Mogul Corp.†	984,144
507,000	Genuine Parts Co.	42,177,330
6,000	Johnson Controls Inc.	307,800
50,000	Modine Manufacturing Co.†	641,000
133,000	O’Reilly Automotive Inc.†	17,118,430
50,000	Tenneco Inc.†	2,828,500
150,000	The Pep Boys - Manny, Moe & Jack†	1,821,000

		68,734,764

	Aviation: Parts and Services — 0.3%
60,000	Curtiss-Wright Corp.	3,733,800
74,000	GenCorp Inc.†	1,333,480
3,000	Precision Castparts Corp.	807,900
28,000	United Technologies Corp.	3,186,400

		9,061,580

	Broadcasting — 0.9%
310,000	CBS Corp., Cl. A, Voting	19,728,400
85,000	CBS Corp., Cl. B, Non-Voting	5,417,900

		25,146,300

	Building and Construction — 0.4%
245,000	Fortune Brands Home & Security Inc.	11,196,500

	Business Services — 0.8%
10,000	ARAMARK Holdings Corp.†	262,200
37,000	Automatic Data Processing Inc.	2,989,970

Shares		Market Value
188,000	Diebold Inc.	$6,205,880
4,000	Landauer Inc.	210,440
10,200	MasterCard Inc., Cl. A.	8,521,692
30,000	McGraw Hill Financial Inc.	2,346,000
6,146	MSC Industrial Direct Co. Inc., Cl. A	497,027

		21,033,209

	Cable and Satellite — 0.8%
33,000	AMC Networks Inc., Cl. A†	2,247,630
140,000	Cablevision Systems Corp., Cl. A	2,510,200
10,000	DIRECTV†	690,900
180,000	DISH Network Corp., Cl. A†	10,425,600
16,000	EchoStar Corp., Cl. A†	795,520
58,000	Scripps Networks Interactive Inc., Cl. A	5,011,780
10,000	Time Warner Cable Inc.	1,355,000

		23,036,630

	Communications Equipment — 0.6%
15,000	Cisco Systems Inc.	336,750
880,000	Corning Inc.	15,681,600

		16,018,350

	Computer Hardware — 1.5%
300,000	Hewlett-Packard Co.	8,394,000
182,000	International Business Machines Corp.	34,137,740

		42,531,740

	Computer Software and Services — 1.4%
35,000	eBay Inc.†	1,921,150
380,000	EMC Corp.	9,557,000
122,000	Fidelity National Information Services Inc.	6,548,960
360,000	Microsoft Corp.	13,474,800
210,000	Yahoo! Inc.†	8,492,400

		39,994,310

	Consumer Products — 3.9%
45,000	Altria Group Inc.	1,727,550
330,000	Avon Products Inc.	5,682,600
76,000	Energizer Holdings Inc.	8,226,240
5,000	Hanesbrands Inc.	351,350
170,000	Harman International Industries Inc.	13,914,500
2,500	National Presto Industries Inc.	201,250
50,000	Philip Morris International Inc.	4,356,500
105,000	Reckitt Benckiser Group plc	8,333,857
25,500	Svenska Cellulosa AB, Cl. A	785,000
1,280,000	Swedish Match AB	41,135,288
230,000	The Procter & Gamble Co.	18,724,300
81,000	Unilever NV - NY Shares	3,258,630

		106,697,065

	Consumer Services — 0.3%
4,000	Allegion plc†	176,760
100,000	Rollins Inc.	3,029,000

See accompanying notes to schedule of investments.

2

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — December 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Consumer Services (Continued)
115,000	The ADT Corp.	$4,654,050

		7,859,810

	Diversified Industrial — 4.1%
4,000	Acuity Brands Inc.	437,280
2,500	Alstom SA	91,054
100,000	Crane Co.	6,725,000
115,000	Eaton Corp. plc	8,753,800
1,525,000	General Electric Co.	42,745,750
235,000	Honeywell International Inc.	21,471,950
50,000	ITT Corp.	2,171,000
40,000	Jardine Matheson Holdings Ltd.	2,092,400
180,000	Jardine Strategic Holdings Ltd.	5,760,000
45,000	Pentair Ltd.	3,495,150
120,000	Textron Inc.	4,411,200
200,000	Toray Industries Inc.	1,382,585
14,500	Trinity Industries Inc.	790,540
305,000	Tyco International Ltd.	12,517,200

		112,844,909

	Electronics — 1.5%
95,000	Emerson Electric Co.	6,667,100
500,000	Intel Corp.	12,980,000
200,000	LSI Corp.	2,204,000
85,000	TE Connectivity Ltd.	4,684,350
320,000	Texas Instruments Inc.	14,051,200

		40,586,650

	Energy and Utilities: Electric — 0.8%
60,000	American Electric Power Co. Inc.	2,804,400
6,000	DTE Energy Co.	398,340
90,000	El Paso Electric Co.	3,159,900
1,200,000	GenOn Energy Inc., Escrow†	0
110,000	Great Plains Energy Inc.	2,666,400
100,000	Korea Electric Power Corp., ADR†	1,661,000
170,000	Northeast Utilities	7,206,300
245,000	The AES Corp.	3,554,950
13,333	UIL Holdings Corp.	516,654

		21,967,944

	Energy and Utilities: Integrated — 3.2%
440,000	BP plc, ADR	21,388,400
200,000	CONSOL Energy Inc.	7,608,000
100,000	Dominion Resources Inc.	6,469,000
110,000	Duke Energy Corp.	7,591,100
95,000	Energy Transfer Equity LP	7,765,300
29,000	Eni SpA	697,771
48,000	FirstEnergy Corp.	1,583,040
120,000	Hess Corp.	9,960,000
13,069	Iberdrola SA, ADR	333,913
25,000	Integrys Energy Group Inc.	1,360,250
112,000	NextEra Energy Inc.	9,589,440

Shares			Market Value
135,000		OGE Energy Corp.	$4,576,500
118,000		PNM Resources Inc.	2,846,160
30,000		Suncor Energy Inc., New York	1,051,500
2,000		Suncor Energy Inc., Toronto	70,115
50,000		TECO Energy Inc.	862,000
135,000		Westar Energy Inc.	4,342,950

			88,095,439

		Energy and Utilities: Natural Gas — 1.9%
10,000		AGL Resources Inc.	472,300
7,000		Atmos Energy Corp.	317,940
245,000		Kinder Morgan Inc.	8,820,000
310,000		National Fuel Gas Co.	22,134,000
138,000		ONEOK Inc.	8,580,840
24,000		Piedmont Natural Gas Co. Inc.	795,840
71,500		Southwest Gas Corp.	3,997,565
195,000		Spectra Energy Corp.	6,945,900

			52,064,385

		Energy and Utilities: Oil — 3.8%
202,000		Anadarko Petroleum Corp.	16,022,640
50,000		Canadian Oil Sands Ltd.	940,457
5,000	(b)	Canadian Oil Sands Trust†	94,046
188,000		Chevron Corp.	23,483,080
180,000		ConocoPhillips	12,717,000
22,000		Denbury Resources Inc.†	361,460
58,000		Devon Energy Corp.	3,588,460
151,000		Exxon Mobil Corp.	15,281,200
40,000		Marathon Oil Corp.	1,412,000
20,000		Marathon Petroleum Corp.	1,834,600
100,000		Occidental Petroleum Corp.	9,510,000
4,000		PetroChina Co. Ltd., ADR	438,960
45,000		Phillips 66	3,470,850
36,000		Repsol SA, ADR	910,440
120,000		Royal Dutch Shell plc, Cl. A, ADR	8,552,400
40,000		Statoil ASA	969,449
80,000		Statoil ASA, ADR	1,930,400
290,000		Talisman Energy Inc.	3,378,500
17,518		Total SA, ADR	1,073,328
40,000		WesternZagros Resources Ltd.†	36,526

			106,005,796

		Energy and Utilities: Services — 2.1%
20,000		ABB Ltd., ADR	531,200
52,000		Cameron International Corp.†	3,095,560
350,000		Halliburton Co.	17,762,500
94,000		Oceaneering International Inc.	7,414,720
40,000		Schlumberger Ltd.	3,604,400
77,000		Transocean Ltd.	3,805,340
1,500,000		Weatherford International Ltd.†	23,235,000

			59,448,720

See accompanying notes to schedule of investments.

3

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — December 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Water — 0.2%
45,000	Aqua America Inc.	$1,061,550
200,000	Severn Trent plc	5,646,817

		6,708,367

	Entertainment — 1.9%
130,000	Grupo Televisa SAB, ADR	3,933,800
35,500	The Madison Square Garden Co., Cl. A†	2,044,090
117,000	Time Warner Inc.	8,157,240
106,016	Twenty-First Century Fox Inc., Cl. B	3,668,154
307,000	Viacom Inc., Cl. A	26,945,390
260,000	Vivendi SA	6,851,424

		51,600,098

	Environmental Services — 0.3%
50,000	Republic Services Inc.	1,660,000
175,000	Waste Management Inc.	7,852,250

		9,512,250

	Equipment and Supplies — 1.3%
35,000	A.O. Smith Corp.	1,887,900
28,000	Danaher Corp.	2,161,600
210,000	Flowserve Corp.	16,554,300
20,000	Graco Inc.	1,562,400
12,000	Ingersoll-Rand plc	739,200
25,000	Minerals Technologies Inc.	1,501,750
95,000	Mueller Industries Inc.	5,985,950
16,000	Parker Hannifin Corp.	2,058,240
80,000	Tenaris SA, ADR	3,495,200

		35,946,540

	Financial Services — 14.5%
6,579	Alleghany Corp.†	2,631,337
440,000	AllianceBernstein Holding LP	9,389,600
383,000	American Express Co.	34,749,590
530,000	American International Group Inc.	27,056,500
27,489	Argo Group International Holdings Ltd.	1,277,964
22,000	Banco Popular Espanol SA†	132,714
5,195	Banco Santander Chile, ADR	122,446
160,000	Banco Santander SA, ADR	1,451,200
320,000	Bank of America Corp.	4,982,400
12,156	BNP Paribas SA	947,362
500,000	Citigroup Inc.	26,055,000
24,000	Deutsche Bank AG	1,157,760
78,000	Dundee Corp., Cl. A†	1,372,389
40,000	Eaton Vance Corp.	1,711,600
125,000	Federated Investors Inc., Cl. B	3,600,000
34,031	Fidelity Southern Corp.	565,255
270,000	H&R Block Inc.	7,840,800
180,000	Hartford Financial Services Group Inc.	6,521,400
60,000	Hudson City Bancorp Inc.	565,800
55,000	Interactive Brokers Group Inc., Cl. A	1,338,700
210,000	Janus Capital Group Inc.	2,597,700

Shares		Market Value
274,000	JPMorgan Chase & Co.	$16,023,520
82,758	Julius Baer Group Ltd.	3,974,388
40,000	Kemper Corp.	1,635,200
90,100	Kinnevik Investment AB, Cl. A	4,192,717
19,000	Kinnevik Investment AB, Cl. B	880,011
473,000	Legg Mason Inc.	20,566,040
15,000	Leucadia National Corp.	425,100
180,000	Loews Corp.	8,683,200
158,000	M&T Bank Corp.	18,394,360
365,000	Marsh & McLennan Companies Inc.	17,651,400
370,000	Morgan Stanley	11,603,200
220,000	Northern Trust Corp.	13,615,800
28,000	Och-Ziff Capital Management Group LLC, Cl. A	414,400
40,000	Oritani Financial Corp.	642,000
45,000	Popular Inc.†	1,292,850
48,000	Royal Bank of Canada	3,227,040
391,000	SLM Corp.	10,275,480
170,000	State Street Corp.	12,476,300
315,625	Sterling Bancorp	4,219,906
12,000	SunTrust Banks Inc.	441,720
82,000	T. Rowe Price Group Inc.	6,869,140
110,000	TD Ameritrade Holding Corp.	3,370,400
1,040,000	The Bank of New York Mellon Corp.	36,337,600
3,000	The Dun & Bradstreet Corp.	368,250
14,000	The Goldman Sachs Group Inc.	2,481,640
106,000	The PNC Financial Services Group Inc.	8,223,480
27,000	The Travelers Companies Inc.	2,444,580
90,000	W. R. Berkley Corp.	3,905,100
140,000	Waddell & Reed Financial Inc., Cl. A	9,116,800
920,000	Wells Fargo & Co.	41,768,000
410,000	Wright Investors’ Service Holdings Inc.†	820,000

		402,407,139

	Food and Beverage — 11.4%
30,000	Anheuser-Busch InBev NV	3,188,609
280,000	Beam Inc.	19,056,800
194,392	Brown-Forman Corp., Cl. A	14,340,298
20,250	Brown-Forman Corp., Cl. B	1,530,292
230,000	Campbell Soup Co.	9,954,400
40,000	Coca-Cola Amatil Ltd., ADR	856,000
20,000	Coca-Cola Enterprises Inc.	882,600
13,600	Coca-Cola Femsa SAB de CV, ADR	1,656,072
18,000	Constellation Brands Inc., Cl. A†	1,266,840
140,089	Danone SA	10,083,170
550,000	Davide Campari-Milano SpA	4,600,358
100,000	Dean Foods Co.†	1,719,000
1,000	Diageo plc	33,119
100,000	Diageo plc, ADR	13,242,000
100,000	Dr Pepper Snapple Group Inc.	4,872,000
133,000	Fomento Economico Mexicano SAB de CV, ADR	13,016,710
275,000	General Mills Inc.	13,725,250

See accompanying notes to schedule of investments.

4

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — December 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
3,000,000	Grupo Bimbo SAB de CV, Cl. A	$9,236,779
142,000	Heineken NV.	9,587,784
17,000	Heineken NV, ADR	573,920
240,004	Hillshire Brands Co.	8,025,734
240,000	ITO EN Ltd.	5,016,048
40,000	Kellogg Co.	2,442,800
320,000	Kraft Foods Group Inc.	17,254,400
24,000	McCormick & Co. Inc., Non-Voting	1,654,080
1,020,000	Mondelēz International Inc., Cl. A	36,006,000
102,000	Nestlé SA.	7,466,622
65,000	Nestlé SA, ADR	4,783,350
130,000	NISSIN FOODS HOLDINGS CO. LTD.	5,480,961
4,200,000	Parmalat SpA	14,306,232
120,053	PepsiCo Inc.	9,957,196
43,500	Pernod Ricard SA	4,955,613
10,000	Post Holdings Inc.†	492,700
53,200	Remy Cointreau SA	4,463,706
20,000	SABMiller plc	1,027,025
220,000	Sapporo Holdings Ltd.	923,369
980,000	The Coca-Cola Co.	40,483,800
2,000	The Hershey Co.	194,460
89,654	Tootsie Roll Industries Inc.	2,917,341
72,000	Tyson Foods Inc., Cl. A.	2,409,120
161,003	WhiteWave Foods Co., Cl. A†	3,693,409
155,000	Yakult Honsha Co. Ltd.	7,815,497

		315,191,464

	Health Care — 12.4%
40,000	Abbott Laboratories	1,533,200
20,000	AbbVie Inc.	1,056,200
34,000	Actavis plc†	5,712,000
43,324	Aetna Inc.	2,971,593
146,000	Baxter International Inc.	10,154,300
157,000	Becton, Dickinson and Co.	17,346,930
23,500	Bio-Rad Laboratories Inc., Cl. A†	2,904,835
800,000	Boston Scientific Corp.†	9,616,000
650,000	Bristol-Myers Squibb Co.	34,547,500
295,000	Covidien plc	20,089,500
449,000	Eli Lilly & Co.	22,899,000
11,000	Express Scripts Holding Co.†	772,640
14,076	GlaxoSmithKline plc, ADR	751,518
22,000	Henry Schein Inc.†	2,513,720
235,000	Hospira Inc.†	9,700,800
320,000	Johnson & Johnson	29,308,800
23,000	Laboratory Corp. of America Holdings†	2,101,510
45,000	Life Technologies Corp.†	3,411,000
20,000	Mallinckrodt plc†	1,045,200
100,000	Mead Johnson Nutrition Co.	8,376,000
30,000	Medtronic Inc.	1,721,700
510,000	Merck & Co. Inc.	25,525,500
279,000	Novartis AG, ADR	22,426,020

Shares		Market Value
200,000	Patterson Companies Inc.	$8,240,000
1,275,000	Pfizer Inc.	39,053,250
68,000	Roche Holding AG, ADR	4,773,600
40,000	Roche Holding AG, Genusschein	11,174,261
51,000	St. Jude Medical Inc.	3,159,450
260,000	Tenet Healthcare Corp.†	10,951,200
240,000	UnitedHealth Group Inc.	18,072,000
18,000	William Demant Holding A/S†	1,749,297
60,000	Wright Medical Group Inc.†	1,842,600
54,000	Zimmer Holdings Inc.	5,032,260
70,000	Zoetis Inc.	2,288,300

		342,821,684

	Hotels and Gaming — 1.2%
90,000	International Game Technology	1,634,400
2,004,352	Ladbrokes plc	5,937,911
157,000	Las Vegas Sands Corp.	12,382,590
80,000	MGM Resorts International†	1,881,600
26,000	Ryman Hospitality Properties Inc.	1,086,280
80,000	Starwood Hotels & Resorts Worldwide Inc.	6,356,000
14,500	Wynn Resorts Ltd.	2,816,045

		32,094,826

	Machinery — 1.3%
6,000	Caterpillar Inc.	544,860
318,000	Deere & Co.	29,042,940
150,000	Xylem Inc.	5,190,000

		34,777,800

	Metals and Mining — 1.5%
940,000	Alcoa Inc.	9,992,200
10,000	Carpenter Technology Corp.	622,000
373,002	Freeport-McMoRan Copper & Gold Inc.	14,077,095
400,000	Newmont Mining Corp.	9,212,000
400,000	Peabody Energy Corp.	7,812,000
2,000	Royal Gold Inc.	92,140
6,615	Teck Resources Ltd., Cl. B	172,186

		41,979,621

	Paper and Forest Products — 0.1%
75,000	International Paper Co.	3,677,250

	Publishing — 0.0%
1,000	Graham Holdings Co., Cl. B	663,320
1,504	News Corp., Cl. B†	26,816
3,000	Value Line Inc.	34,830

		724,966

	Real Estate — 0.1%
78,000	Dream Unlimited Corp., Cl. A†	1,240,951
10,000	Griffin Land & Nurseries Inc.	333,800

		1,574,751

	Real Estate Investment Trusts — 0.7%
70,000	Plum Creek Timber Co. Inc.	3,255,700

See accompanying notes to schedule of investments.

5

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — December 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Real Estate Investment Trusts (Continued)
9,000	Rayonier Inc.	$378,900
460,000	Weyerhaeuser Co.	14,522,200

		18,156,800

	Retail — 7.5%
16,000	Compagnie Financiere Richemont SA	1,592,736
40,266	Copart Inc.†	1,475,749
218,000	Costco Wholesale Corp.	25,944,180
575,000	CVS Caremark Corp.	41,152,750
35,000	Hertz Global Holdings Inc.†	1,001,700
113,800	Ingles Markets Inc., Cl. A	3,083,980
360,000	J.C. Penney Co. Inc.†	3,294,000
500,000	Macy’s Inc.	26,700,000
230,017	Safeway Inc.	7,491,654
214	Sears Canada Inc.	2,651
500	Sears Holdings Corp.†	24,520
109	Sears Hometown and Outlet Stores Inc.†	2,779
90,000	Seven & i Holdings Co. Ltd.	3,572,310
25,000	SUPERVALU Inc.†	182,250
510,000	The Home Depot Inc.	41,993,400
155,000	Tractor Supply Co.	12,024,900
125,000	Walgreen Co.	7,180,000
225,000	Wal-Mart Stores Inc.	17,705,250
10,000	Weis Markets Inc.	525,600
200,000	Whole Foods Market Inc.	11,566,000

		206,516,409

	Specialty Chemicals — 1.8%
43,000	Albemarle Corp.	2,725,770
40,000	Ashland Inc.	3,881,600
115,000	E. I. du Pont de Nemours and Co.	7,471,550
295,000	Ferro Corp.†	3,784,850
8,000	FMC Corp.	603,680
48,000	H.B. Fuller Co.	2,497,920
224,000	International Flavors & Fragrances Inc.	19,259,520
3,000	NewMarket Corp.	1,002,450
5,000	Quaker Chemical Corp.	385,350
3,000	Rockwood Holdings Inc.	215,760
40,000	Sensient Technologies Corp.	1,940,800
150,000	The Dow Chemical Co.	6,660,000
4,000	Zep Inc.	72,640

		50,501,890

	Telecommunications — 2.9%
350,000	AT&T Inc.	12,306,000
515,000	BCE Inc.	22,294,350
55,000	Belgacom SA	1,627,149
50,000	BT Group plc, Cl. A	314,135
16,000	BT Group plc, ADR	1,010,080
40,000	CenturyLink Inc.	1,274,000
570,000	Cincinnati Bell Inc.†	2,029,200

Shares		Market Value
435,000	Deutsche Telekom AG, ADR	$7,508,100
36,000	Loral Space & Communications Inc.†	2,915,280
25,000	Orange SA, ADR	308,750
33,220	Sprint Corp.†	357,115
30,010	Telefonica SA, ADR	490,363
330,000	Telekom Austria AG	2,498,721
390,000	Telephone & Data Systems Inc.	10,054,200
24,000	TELUS Corp.	826,020
30,000	TELUS Corp., New York	1,033,200
295,000	Verizon Communications Inc.	14,496,300

		81,342,963

	Transportation — 0.3%
171,000	GATX Corp.	8,921,070

	Wireless Communications — 1.1%
3,500,000	Cable & Wireless Communications plc	3,260,167
9,000	Millicom International Cellular SA	894,330
36,000	Millicom International Cellular SA, SDR	3,584,972
240,000	NTT DoCoMo Inc.	3,931,251
77,000	Turkcell Iletisim Hizmetleri A/S, ADR†	1,027,950
32,000	United States Cellular Corp.	1,338,240
440,000	Vodafone Group plc, ADR	17,296,400

		31,333,310

	TOTAL COMMON STOCKS	2,688,510,299

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Communications Equipment — 0.0%
1,100	Lucent Technologies Capital Trust I, 7.750%	1,105,500

	Food and Beverage — 0.0%
1,000	Post Holdings Inc., 3.750%(c)	118,090

	Telecommunications — 0.1%
31,500	Cincinnati Bell Inc., 6.750%, Ser. B	1,436,715

	TOTAL CONVERTIBLE PREFERRED STOCKS	2,660,305

	WARRANTS — 0.0%
	Energy and Utilities: Natural Gas — 0.0%
330,000	Kinder Morgan Inc., expire 05/25/17†	1,339,800

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 0.1%
	Building and Construction — 0.1%
$1,000,000	Layne Christensen Co. 4.250%, 11/15/18	$1,003,125

See accompanying notes to schedule of investments.

6

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — December 31, 2013 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Transportation — 0.0%
$ 600,000	Navistar International Corp., Sub. Deb 4.500%, 10/15/18	$619,875

	TOTAL CONVERTIBLE CORPORATE BONDS	1,623,000

	CORPORATE BONDS — 0.3%
	Diversified Industrial — 0.3%
6,500,000	Griffon Corp., Sub. Deb., 4.000%, 01/15/17(c)	7,657,812

	Energy and Utilities: Electric — 0.0%
100,000	Texas Competitive Electric Holdings Co. LLC, Ser. B 10.250%, 11/01/15	6,750

	TOTAL CORPORATE BONDS	7,664,562

	U.S. GOVERNMENT OBLIGATIONS — 2.4%
65,805,000	U.S. Treasury Bills,
	0.020% to 0.130%††,
	01/02/14 to 06/26/14	65,794,103

	TOTAL INVESTMENTS — 100.0% (Cost $1,677,680,040)	$2,767,592,069

Market Value
Aggregate tax cost	$1,687,599,272

Gross unrealized appreciation	$1,118,943,982
Gross unrealized depreciation	(38,951,185)

Net unrealized appreciation/depreciation	$1,079,992,797

(a)	At December 31, 2013, the Fund held an investment in a restricted and illiquid security amounting to $231,420 or 0.01% of total investments, which was valued as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	12/31/13 Carrying Value Per Share
139,750,000	Rolls-Royce Holdings plc, Cl. C	10/23/13	$225,691	$0.0017

(b)	Denoted in units.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the market value of Rule 144A securities amounted to $7,775,902 or 0.28% of total investments.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

7

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

8

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 12/31/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$95,837,270	—	$231,420	$ 96,068,690
Energy and Utilities: Electric	21,967,944	—	0	21,967,944
Other Industries (a)	2,570,473,665	—	—	2,570,473,665
Total Common Stocks	2,688,278,879	—	231,420	2,688,510,299
Convertible Preferred Stocks:
Food and Beverage	—	$ 118,090	—	118,090
Other Industries (a)	2,542,215	—	—	2,542,215
Total Convertible Preferred Stocks	2,542,215	118,090	—	2,660,305
Warrants (a)	1,339,800	—	—	1,339,800
Convertible Corporate Bonds (a)	—	1,623,000	—	1,623,000
Corporate Bonds (a)	—	7,664,562	—	7,664,562
U.S. Government Obligations	—	65,794,103	—	65,794,103
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,692,160,894	$75,199,755	$231,420	$2,767,592,069

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the period ended December 31, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at December 31, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Accounting Standards Update (“ASU”) No. 2011-11 (as clarified by ASU No. 2013-01) “Disclosures about Offsetting Assets and Liabilities” requires a fund to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope of ASU 2011-11 includes derivatives and sale and repurchase agreements. The purpose of ASU 2011-11 is to facilitate comparison of financial statements prepared on the basis of GAAP and on the basis of International Financial Reporting Standards. ASU 2011-11 is effective for financial statements whose fiscal year begins after December 31, 2012. Management is currently evaluating the impact on the additional disclosure requirements on the Fund’s financial statements.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. At December 31, 2013, the Fund held no investments in equity contract for difference swap agreements.

10

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of December 31, 2013, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

11

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

At September 30, 2013, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

Capital Loss Carryforward Available through 2018	$5,779,719
Capital Loss Carryforward Available through 2019	8,243,283

Total Capital Loss Carryforwards	$14,023,002

12

GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. For each fund with at least a three year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure (including the effects of sales charges, loads, and redemption fees) that accounts for variation in a fund’s monthly performance, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. © 2014 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.
THE GABELLI EQUITY INCOME FUND
One Corporate Center
Rye, New York 10580-1422 t 800-GABELLI (800-422-3554) f 914-921-5118 e info@gabelli.com GABELLI.COM
Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, Inc.

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Overall Morningstar Rating TM

Morningstar® rated The Gabelli Equity Income Fund Class AAA Shares 4 stars overall, 3 stars for the three year period, 4 stars for the five year period, and 5 stars for the ten year period ended December 31, 2013 among 1,355, 1,355, 1,215, and 794 Large Blend funds, respectively.

Morningstar RatingTM is based on risk-adjusted returns.

GAB444Q413QR

The Gabelli Small Cap Growth Fund

First Quarter Report — December 31, 2013

Morningstar® rated The Gabelli Small Cap Growth Fund Class AAA Shares 4 stars overall, 3 stars for the three year period, 4 stars for the five year period, and 5 stars for the ten year period ended December 31, 2013 among 609, 609, 551, and 334 Small Blend funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

Mario J. Gabelli, CFA Portfolio Manager

To Our Shareholders,

For the quarter ended December 31, 2013, the net asset value (“NAV”) per Class AAA Share of The Gabelli Small Cap Growth Fund increased 8.6% compared with an increase of 8.7% for the Russell 2000 Index. See below for additional performance information.

Enclosed is the schedule of investments as of December 31, 2013.

Comparative Results

Average Annual Returns through December 31, 2013 (a)(b) (Unaudited)					Since
	Quarter	1 Year	5 Year	10 Year	Inception (10/22/91)
Class AAA (GABSX)	8.60%	35.73%	20.72%	11.29%	13.62%
Russell 2000 Index	8.72	38.82	20.08	9.07	10.20
Class A (GCASX)	8.60	35.71	20.70	11.29	13.62
With sales charge (c)	2.36	27.91	19.28	10.63	13.31
Class C (GCCSX)	8.41	34.73	19.82	10.47	13.24
With contingent deferred sales charge (d)	7.41	33.73	19.82	10.47	13.24
Class I (GACIX)	8.66	36.05	21.01	11.46	13.70

In the current prospectuses dated January 28, 2014, the expense ratios for Class AAA, A, C, and I Shares are 1.39%, 1.39%, 2.14%, and 1.14%, respectively. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, and the Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. Investing in small capitalization securities involves special risks because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. The Russell 2000 Index is an unmanaged indicator which measures the performance of the small-cap segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Small Cap Growth Fund

Schedule of Investments — December 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 84.1%
	Aerospace — 0.0%
25,000	Embraer SA, ADR	$804,500
15,000	Exelis Inc.	285,900
12,500	Innovative Solutions & Support Inc.†	91,125

		1,181,525

	Agriculture — 0.0%
340,075	Black Earth Farming Ltd., SDR†	346,322
12,000	Cadiz Inc.†	83,520
260,000	Ceres Inc.†	358,800
3,000	The Mosaic Co.	141,810

		930,452

	Automotive — 0.8%
735,080	Navistar International Corp.†	28,072,705
12,000	PACCAR Inc.	710,040

		28,782,745

	Automotive: Parts and Accessories — 6.0%
250,000	BorgWarner Inc.	13,977,500
890,000	Brembo SpA	23,973,311
90,022	China Automotive Systems Inc.†	713,874
3,000	Cooper Tire & Rubber Co.	72,120
1,050,015	Dana Holding Corp.	20,601,294
1,026,138	Federal-Mogul Corp.†	20,194,396
705,000	Modine Manufacturing Co.†	9,038,100
22,500	Monro Muffler Brake Inc.	1,268,100
435,000	O’Reilly Automotive Inc.†	55,988,850
100,000	Penske Automotive Group Inc.	4,716,000
45,000	Puradyn Filter Technologies Inc.†	6,390
195,000	SORL Auto Parts Inc.†	776,100
80,375	Spartan Motors Inc.	538,513
230,000	Standard Motor Products Inc.	8,464,000
207,000	Strattec Security Corp.(a)	9,246,690
400,000	Superior Industries International Inc.	8,252,000
500,000	Tenneco Inc.†	28,285,000
590,000	The Pep Boys - Manny, Moe & Jack†	7,162,600
27,000	Thor Industries Inc.	1,491,210
70,000	Wonder Auto Technology Inc.†	31,500

		214,797,548

	Aviation: Parts and Services — 3.5%
25,000	AAR Corp.	700,250
10,000	Astronics Corp.†	510,000
8,974	Astronics Corp., Cl. B†	455,430
8,000	B/E Aerospace Inc.†	696,240
5,000,000	BBA Aviation plc.	26,545,007
505,000	Curtiss-Wright Corp.	31,426,150
44,000	Ducommun Inc.†	1,311,640
1,225,095	GenCorp Inc.†	22,076,212
838,877	Kaman Corp.	33,328,583
85,000	Moog Inc., Cl. A†	5,774,900
16,100	Moog Inc., Cl. B†	1,107,922

Shares		Market Value

68,000	Woodward Inc.	$3,101,480

		127,033,814

	Broadcasting — 1.4%
520,836	ACME Communications Inc.	15,625
240,000	Beasley Broadcast Group Inc., Cl. A	2,095,200
23,300	Cogeco Inc.	1,074,355
400,000	Crown Media Holdings Inc., Cl. A†	1,412,000
295,000	Gray Television Inc.†	4,389,600
47,015	Gray Television Inc., Cl. A†	606,964
83,000	Liberty Media Corp., Cl. A†	12,155,350
455,000	LIN Media LLC, Cl. A†	13,063,050
110,000	Pandora Media Inc.†	2,926,000
560,054	Salem Communications Corp., Cl. A	4,872,470
175,000	Sinclair Broadcast Group Inc., Cl. A	6,252,750
450,000	Sirius XM Holdings Inc.†	1,570,500

		50,433,864

	Building and Construction — 3.1%
65,000	Beazer Homes USA Inc.†	1,587,300
295,000	D.R. Horton Inc.	6,584,400
750,000	Hovnanian Enterprises Inc., Cl. A†	4,965,000
200,000	KB Home	3,656,000
443,000	Layne Christensen Co.†	7,566,440
105,000	Lennar Corp., Cl. A	4,153,800
350,009	Lennar Corp., Cl. B	11,802,303
600,000	Louisiana-Pacific Corp.†	11,106,000
166,000	MDC Holdings Inc.	5,351,840
155,000	Meritage Homes Corp.†	7,438,450
12,500	Nortek Inc.†	932,500
2,800	NVR Inc.†	2,872,828
345,000	PulteGroup Inc.	7,027,650
200,000	Standard Pacific Corp.†	1,810,000
149,015	Texas Industries Inc.†	10,249,252
255,000	The Ryland Group Inc.	11,069,550
380,000	Toll Brothers Inc.†	14,060,000

		112,233,313

	Business Services — 4.8%
40,000	ACCO Brands Corp.†	268,800
115,000	Ascent Capital Group Inc., Cl. A†	9,839,400
510,006	Clear Channel Outdoor Holdings Inc., Cl. A	5,171,461
968,912	Diebold Inc.	31,983,785
556,290	Edgewater Technology Inc.†(a)	3,888,467
380,000	Furmanite Corp.†	4,035,600
106,000	GP Strategies Corp.†	3,157,740
30,000	GSE Systems Inc.†	48,000
355,000	Internap Network Services Corp.†	2,669,600
22,000	Lamar Advertising Co., Cl. A†	1,149,500
16,500	Landauer Inc.	868,065
1,135,000	Live Nation Entertainment Inc.†	22,427,600
270,000	Loomis AB, Cl. B	6,401,735
196,000	Macquarie Infrastructure Co. LLC	10,668,280
93,000	McGrath RentCorp.	3,701,400

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
125,000	ModusLink Global Solutions Inc.†	$716,250
14,000	Sealed Air Corp.	476,700
120,000	Sohgo Security Services Co. Ltd.	2,383,819
139,000	Stamps.com Inc.†	5,851,900
560,000	Swisher Hygiene Inc.†	289,951
398,000	The Brink’s Co.	13,587,720
1,890,000	The Interpublic Group of Companies Inc.	33,453,000
33,050	TransAct Technologies Inc.	414,117
405,000	Trans-Lux Corp.†(a)	1,846,800
60,000	United Rentals Inc.†	4,677,000
84,000	ValueClick Inc.†	1,963,080

		171,939,770

	Cable — 1.2%
174,000	AMC Networks Inc., Cl. A†	11,851,140
549,068	Cablevision Systems Corp., Cl. A	9,844,789
10,000	Cogeco Cable Inc.	451,683
230,000	DIRECTV†	15,890,700
50,000	DISH Network Corp., Cl. A†	2,896,000
36,000	EchoStar Corp., Cl. A†	1,789,920
8,800	Liberty Global plc, Cl. A†	783,112
8,800	Liberty Global plc, Cl. C†	742,016

		44,249,360

	Closed-End Business Development Company — 0.0%
113,000	MVC Capital Inc.	1,525,500

	Closed-End Funds — 0.1%
105,067	The Central Europe, Russia, and Turkey Fund Inc.	3,209,797
34,905	The European Equity Fund Inc.†	314,843
57,977	The New Germany Fund Inc.	1,155,482

		4,680,122

	Communications Equipment — 0.1%
165,071	Communications Systems Inc.	1,838,891
20,000	Fortinet Inc.†	382,600
500	IPG Photonics Corp.†	38,805
295,000	Sycamore Networks Inc.	144,550

		2,404,846

	Computer Software and Services — 2.3%
310,000	Activision Blizzard Inc.	5,527,300
340,000	EarthLink Inc.	1,723,800
125,000	Electronic Arts Inc.†	2,867,500
147,200	Emulex Corp.†	1,053,952
450,000	FalconStor Software Inc.†	607,500
2,000	FireEye Inc.†	87,220
499,020	Global Sources Ltd.†	4,057,033
60,077	Guidance Software Inc.†	606,778
40,000	InterXion Holding NV†	944,400
60,000	Mentor Graphics Corp.	1,444,200
19,000	Mercury Systems Inc.†	208,050
20,187	MKS Instruments Inc.	604,399

Shares		Market Value

440,000	NCR Corp.†	$14,986,400
65,000	Quantum Corp.†.	78,000
100,000	Rockwell Automation Inc.	11,816,000
54,000	Stratasys Ltd.†	7,273,800
282,000	Tyler Technologies Inc.†	28,800,660

		82,686,992

	Consumer Products — 1.2%
270,000	1-800-FLOWERS.COM Inc., Cl. A†	1,460,700
55,000	Brunswick Corp.	2,533,300
33,500	Chofu Seisakusho Co. Ltd.	790,181
58,000	Church & Dwight Co. Inc.	3,844,240
12,000	Elizabeth Arden Inc.†	425,400
2,000	Harley-Davidson Inc.	138,480
28,012	Harman International Industries Inc.	2,292,782
400,004	Marine Products Corp.	4,020,040
10,000	National Presto Industries Inc.	805,000
445,000	Sally Beauty Holdings Inc.†	13,452,350
200,000	Samick Musical Instruments Co. Ltd.	428,294
9,750	Steven Madden Ltd.†	356,753
150,000	Swedish Match AB	4,820,542
87,425	Syratech Corp.†	262
24,000	The Scotts Miracle-Gro Co., Cl. A	1,493,280
22,000	WD-40 Co.	1,642,960
110,000	Wolverine World Wide Inc.	3,735,600

		42,240,164

	Consumer Services — 1.2%
52,000	Bowlin Travel Centers Inc.†	72,280
2,750	Collectors Universe Inc.	47,163
18,000	IAC/InterActiveCorp.	1,236,420
265,017	KAR Auction Services Inc.	7,831,252
100,000	Liberty Interactive Corp., Cl. A†	2,935,000
18,726	Liberty Ventures, Cl. A†	2,295,620
202,000	Martha Stewart Living Omnimedia Inc., Cl. A†	848,400
600,000	Rollins Inc.	18,174,000
70,000	The ADT Corp.	2,832,900
460,000	TiVo Inc.†	6,035,200

		42,308,235

	Diversified Industrial — 6.0%
28,000	Acuity Brands Inc.	3,060,960
30,000	Aegion Corp.†	656,700
119,000	Albany International Corp., Cl. A	4,275,670
204,000	Ampco-Pittsburgh Corp.	3,967,800
6,000	Anixter International Inc.	539,040
3,000	Columbus McKinnon Corp.†	81,420
397,000	Crane Co.	26,698,250
3,000	ESCO Technologies Inc.	102,780
17,000	Foster Wheeler AG†	561,340
74,000	Greif Inc., Cl. A	3,877,600
117,970	Greif Inc., Cl. B	6,933,097
1,204,000	Griffon Corp.	15,904,840
375,000	Handy & Harman Ltd.†	9,078,750

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
17,000	Haynes International Inc.	$939,080
190,000	Jardine Strategic Holdings Ltd.	6,080,000
400,000	Katy Industries Inc.†(a)	164,000
34,000	Key Technology Inc.†	487,220
1,000	L.B. Foster Co., Cl. A	47,290
50,000	Lawson Products Inc.†	612,500
97,000	Lincoln Electric Holdings Inc.	6,919,980
72,000	Lindsay Corp.	5,958,000
40,083	Lydall Inc.†	706,262
81,000	Magnetek Inc.†	1,937,520
32,000	Matthews International Corp., Cl. A	1,363,520
476,973	Myers Industries Inc.	10,073,670
134,000	Oil-Dri Corp. of America	5,070,560
124,000	Olin Corp.	3,577,400
302,500	Park-Ohio Holdings Corp.†	15,851,000
19,000	Pentair Ltd.	1,475,730
87,000	Precision Castparts Corp.	23,429,100
62,000	Raven Industries Inc.	2,550,680
32,000	Roper Industries Inc.	4,437,760
265,033	Sevcon Inc.†(a)	1,765,120
96,000	Sonoco Products Co.	4,005,120
104,000	Standex International Corp.	6,539,520
387,000	Textron Inc.	14,226,120
390,023	Tredegar Corp.	11,236,563
85,000	Trinity Industries Inc.	4,634,200
147,000	Tyco International Ltd.	6,032,880

		215,859,042

	Educational Services — 0.2%
62,000	Career Education Corp.†	353,400
390,000	Corinthian Colleges Inc.†	694,200
417,000	Universal Technical Institute Inc.	5,800,470

		6,848,070

	Electronics — 1.6%
98,000	Badger Meter Inc.	5,341,000
249,000	Bel Fuse Inc., Cl. A(a)	4,835,580
20,000	CSR plc, ADR	841,000
551,031	CTS Corp.	10,971,027
500,000	Cypress Semiconductor Corp.	5,250,000
40,000	Daktronics Inc.	627,200
110,000	Gentex Corp.	3,628,900
105,000	Greatbatch Inc.†	4,645,200
20,000	IMAX Corp.†	589,600
20,000	International Rectifier Corp.†	521,400
70,000	KEMET Corp.†	394,800
70,000	Methode Electronics Inc.	2,393,300
50,000	MOCON Inc.	790,000
310,000	Park Electrochemical Corp.	8,903,200
6,000	Pulse Electronics Corp.†	17,340
130,771	Rofin-Sinar Technologies Inc.†	3,533,432
185,000	Stoneridge Inc.†	2,358,750

Shares		Market Value

109,000	Zygo Corp.†	$1,611,020

		57,252,749

	Energy and Utilities — 5.3%
371,500	Black Hills Corp.	19,507,465
70,000	Black Ridge Oil and Gas Inc.†	47,600
100,000	Callon Petroleum Co.†	653,000
35,000	Chesapeake Utilities Corp.	2,100,700
8,000	Clean Energy Fuels Corp.†	103,040
42,000	CMS Energy Corp.	1,124,340
23,000	Connecticut Water Service Inc.	816,730
35,000	CONSOL Energy Inc.	1,331,400
9,000	Consolidated Water Co. Ltd.	126,900
155,000	Covanta Holding Corp.	2,751,250
13,000	Dawson Geophysical Co.†	439,660
90,000	Diamondback Energy Inc.†	4,757,400
408,089	El Paso Electric Co.	14,328,005
75,000	Energy Recovery Inc.†	417,000
20,000	Gamesa Corporacion Tecnologica SA†	208,557
190,000	Great Plains Energy Inc.	4,605,600
100,000	Hawaiian Electric Industries Inc.	2,606,000
70,000	Key Energy Services Inc.†	553,000
45,000	Middlesex Water Co.	942,300
95,000	National Fuel Gas Co.	6,783,000
200,000	North Atlantic Drilling Ltd.	1,896,032
100,000	NorthWestern Corp.	4,332,000
80,000	Oceaneering International Inc.	6,310,400
229,000	Otter Tail Corp.	6,702,830
12,000	Patterson-UTI Energy Inc.	303,840
1,175,000	PNM Resources Inc.	28,341,000
132,000	Rowan Companies plc, Cl. A†	4,667,520
2,370,129	RPC Inc.	42,306,803
146,000	SJW Corp.	4,349,340
185,000	Southwest Gas Corp.	10,343,350
330,000	SunEdison Inc.†	4,306,500
40,000	Tesoro Corp.	2,340,000
37,063	The Laclede Group Inc.	1,687,849
46,000	The York Water Co.	962,780
15,000	Vestas Wind Systems A/S†	443,133
220,000	Westar Energy Inc.	7,077,400

		190,573,724

	Entertainment — 1.3%
90,000	Carmike Cinemas Inc.†	2,505,600
30,000	Discovery Communications Inc., Cl. A†	2,712,600
30,000	Discovery Communications Inc., Cl. C†	2,515,800
370,450	Dover Motorsports Inc.	929,830
40,000	International Speedway Corp., Cl. A	1,419,600
6,200	International Speedway Corp., Cl. B	219,046
90,000	Starz, Cl. A†	2,631,600
360,000	Take-Two Interactive Software Inc.†	6,253,200
270,000	The Madison Square Garden Co., Cl. A†	15,546,600
260,000	Twenty-First Century Fox Inc., Cl. A	9,146,800

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
165,000	Universal Entertainment Corp.	$3,039,597
22,000	World Wrestling Entertainment Inc., Cl. A	364,760

		47,285,033

	Environmental Services — 0.4%
18,248	Ceco Environmental Corp.	295,070
400,000	Republic Services Inc.	13,280,000

		13,575,070

	Equipment and Supplies — 8.6%
44,000	A.O. Smith Corp.	2,373,360
539,000	AMETEK Inc.	28,389,130
40,000	AZZ Inc.	1,954,400
16,500	Belden Inc.	1,162,425
52,000	Capstone Turbine Corp.†	67,080
540,000	CIRCOR International Inc.	43,621,200
221,000	CLARCOR Inc.	14,221,350
330,000	Core Molding Technologies Inc.†	4,521,000
167,000	Crown Holdings Inc.†	7,443,190
4,000	Danaher Corp.	308,800
180,000	Donaldson Co. Inc.	7,822,800
220,000	Entegris Inc.†	2,552,000
750,000	Federal Signal Corp.†	10,987,500
288,000	Flowserve Corp.	22,703,040
310,000	Franklin Electric Co. Inc.	13,838,400
190,042	Graco Inc.	14,846,081
1,117,000	GrafTech International Ltd.†	12,543,910
96,000	IDEX Corp.	7,089,600
515,000	Interpump Group SpA	6,178,016
63,000	Itron Inc.†	2,610,090
10,500	Jarden Corp.†	644,175
40,000	Littelfuse Inc.	3,717,200
55,000	Maezawa Kyuso Industries Co. Ltd.	684,693
6,000	Mine Safety Appliances Co.	307,260
30,000	Minerals Technologies Inc.	1,802,100
152,002	Mueller Industries Inc.	9,577,646
240,000	Mueller Water Products Inc., Cl. A	2,248,800
10,000	Plantronics Inc.	464,500
2,000	Regal-Beloit Corp.	147,440
93,032	SL Industries Inc.	2,521,167
5,000	Teleflex Inc.	469,300
300,000	Tennant Co.	20,343,000
831,250	The Gorman-Rupp Co.	27,788,688
180,000	The Greenbrier Companies Inc.†	5,911,200
262,052	The L.S. Starrett Co., Cl. A	3,818,098
100,000	The Manitowoc Co. Inc.	2,332,000
25,200	The Middleby Corp.†	6,047,244
24,400	The Toro Co.	1,551,840
22,000	Timken Co.	1,211,540
8,000	Valmont Industries Inc.	1,192,960
135,005	Vicor Corp.†	1,811,767
7,875	Watsco Inc., Cl. B	760,449

Shares		Market Value

155,000	Watts Water Technologies Inc., Cl. A	$9,589,850

		310,176,289

	Financial Services — 4.4%
10,800	Alleghany Corp.†	4,319,568
24,200	Argo Group International Holdings Ltd.	1,125,058
305,000	BBCN Bancorp Inc.	5,059,950
10,121	BCB Holdings Ltd.†	2,430
117,000	BKF Capital Group Inc.†	133,965
80,000	Blackhawk Network Holdings Inc.†	2,020,800
76,000	Calamos Asset Management Inc., Cl. A	899,840
12,500	Capitol Federal Financial Inc.	151,375
22,000	Crazy Woman Creek Bancorp Inc.†	239,470
175,000	Energy Transfer Equity LP	14,304,500
9,205	Fidelity Southern Corp.	152,895
280,000	First Niagara Financial Group Inc.	2,973,600
65,000	FirstMerit Corp.	1,444,950
295,000	Flushing Financial Corp.	6,106,500
200,664	Fortress Investment Group LLC, Cl. A	1,717,684
1,083,300	GAM Holding AG	21,069,733
53,000	Hudson Valley Holding Corp.	1,078,550
1,090,000	Janus Capital Group Inc.	13,483,300
750,072	KKR & Co. LP	18,256,752
180,000	Legg Mason Inc.	7,826,400
20,000	M&T Bank Corp.	2,328,400
2,000	Manning & Napier Inc.	35,300
60,024	Medallion Financial Corp.	861,344
250,000	Och-Ziff Capital Management Group LLC, Cl. A	3,700,000
165,000	Oritani Financial Corp.	2,648,250
32,000	PrivateBancorp Inc.	925,760
217,420	Steel Excel Inc.†	6,416,064
347,187	Sterling Bancorp.	4,641,890
18,000	Stifel Financial Corp.†	862,560
440,020	SWS Group Inc.†	2,675,322
10,000	T. Rowe Price Group Inc.	837,700
150,000	The Charles Schwab Corp.	3,900,000
10,000	Universal American Corp.	73,000
20,000	Value Line Inc.	232,200
400,000	Waddell & Reed Financial Inc., Cl. A	26,048,000
10,121	Waterloo Investment Holdings Ltd.†	670
572,600	Wright Investors’ Service Holdings Inc.†	1,145,200

		159,698,980

	Food and Beverage — 6.5%
400	Annie’s Inc.†	17,216
580,000	Arca Continental SAB de CV	3,627,082
585,000	Boulder Brands Inc.†	9,278,100
57,150	Brown-Forman Corp., Cl. A	4,215,955
7,500	Brown-Forman Corp., Cl. B	566,775
240,000	Bull-Dog Sauce Co. Ltd.	414,775
5,100,000	China Tontine Wines Group Ltd.†	263,080
160,000	Crimson Wine Group Ltd.†	1,414,400
1,250,000	Davide Campari-Milano SpA	10,455,358

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
125,000	Dean Foods Co.†	$2,148,750
360,000	Denny’s Corp.†	2,588,400
294,000	Diamond Foods Inc.†	7,596,960
326,000	Dr Pepper Snapple Group Inc.	15,882,720
3,500,000	Dynasty Fine Wines Group Ltd.†	649,962
58,500	Farmer Brothers Co.†	1,360,710
510,000	Flowers Foods Inc.	10,949,700
33,000	Green Mountain Coffee Roasters Inc.†	2,494,140
192,000	Ingredion Inc.	13,144,320
160,000	ITO EN Ltd.	3,344,032
23,500	J & J Snack Foods Corp.	2,081,865
1,325,000	Kikkoman Corp.	24,987,655
238,000	Lifeway Foods Inc.	3,803,240
3,000	MEIJI Holdings Co. Ltd.	192,574
70,000	MGP Ingredients Inc.	363,300
450,000	Morinaga Milk Industry Co. Ltd.	1,333,207
85,000	NISSIN FOODS HOLDINGS CO. LTD.	3,583,705
30,000	Nutrisystem Inc.	493,200
4,000,000	Parmalat SpA	13,624,983
79,000	Post Holdings Inc.†	3,892,330
162,000	Rock Field Co. Ltd.	2,895,110
585,636	Snyders-Lance Inc.	16,819,466
40,500	The Boston Beer Co. Inc., Cl. A†	9,792,495
218,000	The Hain Celestial Group Inc.†	19,790,040
66,000	The J.M. Smucker Co.	6,838,920
700,000	Tingyi (Cayman Islands) Holding Corp.	2,022,104
302,000	Tootsie Roll Industries Inc.	9,827,080
90,000	United Natural Foods Inc.†	6,785,100
10,000	Vina Concha Y Toro SA, ADR	370,000
1,400,000	Vitasoy International Holdings Ltd.	2,155,707
185,000	WhiteWave Foods Co., Cl. A†	4,243,900
20,000	Willamette Valley Vineyards Inc.†	127,600
150,000	Yakult Honsha Co. Ltd.	7,563,384

		233,999,400

	Health Care — 4.3%
30,000	Alere Inc.†	1,086,000
23,000	Align Technology Inc.†	1,314,450
100,000	Allergan Inc.	11,108,000
105,000	AngioDynamics Inc.†	1,804,950
8,000	Anika Therapeutics Inc.†	305,280
160,000	ArthroCare Corp.†	6,438,400
45,451	Biolase Inc.†	128,627
12,199	Bio-Rad Laboratories Inc., Cl. A†	1,507,918
88,000	Bio-Reference Laboratories Inc.†	2,247,520
18,000	Bruker Corp.†	355,860
219,006	Cantel Medical Corp.	7,426,493
222,000	Cepheid Inc.†	10,371,840
185,000	Chemed Corp.	14,174,700
60,000	CONMED Corp.	2,550,000
380,000	Cutera Inc.†	3,868,400

Shares		Market Value

15,000	Cynosure Inc., Cl. A†	$400,200
96,000	DexCom Inc.†	3,399,360
28,000	DGT Holdings Corp.†	441,000
210,024	Exactech Inc.†.	4,990,170
522,000	Gentiva Health Services Inc.†	6,478,020
43,000	Henry Schein Inc.†	4,913,180
7,000	Heska Corp.†	61,180
46,000	ICU Medical Inc.†	2,930,660
100,000	Lexicon Pharmaceuticals Inc.†	180,000
42,000	Life Technologies Corp.†	3,183,600
26,000	Masimo Corp.†	759,980
29,000	Meridian Bioscience Inc.	769,370
38,600	MWI Veterinary Supply Inc.†	6,584,774
12,000	Neogen Corp.†	548,400
50,000	Nordion Inc.†	424,500
64,500	NuVasive Inc.†	2,085,285
105,000	Opko Health Inc.†	886,200
90,000	Orthofix International NV†	2,053,800
55,000	Owens & Minor Inc.	2,010,800
240,000	Pain Therapeutics Inc.†	1,166,400
15,000	Patterson Companies Inc.	618,000
636,000	Quidel Corp.†	19,646,040
210,000	RTI Surgical Inc.†	743,400
950,000	Sorin SpA†	2,710,552
54,084	STERIS Corp.	2,598,736
2,300	Straumann Holding AG	430,066
3,000	Stryker Corp.	225,420
14,000	Syneron Medical Ltd.†	172,200
6,500	Techne Corp.	615,355
30,400	The Cooper Companies Inc.	3,764,736
46,000	United-Guardian Inc.	1,293,520
75,000	Vascular Solutions Inc.†	1,736,250
390,000	Wright Medical Group Inc.†	11,976,900

		155,486,492

	Home Furnishings — 0.3%
167,200	Bassett Furniture Industries Inc.	2,554,816
41,000	Bed Bath & Beyond Inc.†	3,292,300
90,002	Blyth Inc.	979,222
12,000	Ethan Allen Interiors Inc.	365,040
160,000	La-Z-Boy Inc.	4,960,000

		12,151,378

	Hotels and Gaming — 2.7%
450,038	Boyd Gaming Corp.†	5,067,428
120,000	Canterbury Park Holding Corp.†	1,275,000
231,200	Churchill Downs Inc.	20,727,080
150,000	Dover Downs Gaming & Entertainment Inc.†	222,000
75,000	Gaming and Leisure Properties Inc.†	3,810,750
500,000	Genting Singapore plc	592,337
18,000	Home Inns & Hotels Management Inc., ADR†	785,520
87,000	Lakes Entertainment Inc.†	343,650
174,000	Las Vegas Sands Corp.	13,723,380

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
2,300,000	Mandarin Oriental International Ltd.	$3,841,000
100,000	Morgans Hotel Group Co.†	813,000
30,000	Multimedia Games Holding Co. Inc.†	940,800
148,000	Orient-Express Hotels Ltd., Cl. A†	2,236,280
75,000	Penn National Gaming Inc.†	1,074,750
400,000	Pinnacle Entertainment Inc.†	10,396,000
460,494	Ryman Hospitality Properties Inc.	19,239,439
2,600,000	The Hongkong & Shanghai Hotels Ltd.	3,527,333
347,952	The Marcus Corp.	4,676,475
24,000	Wynn Resorts Ltd.	4,661,040

		97,953,262

	Machinery — 1.1%
195,059	Astec Industries Inc.	7,535,129
1,680,492	CNH Industrial NV†	19,073,584
24,000	Global Power Equipment Group Inc.	469,680
75,000	Kennametal Inc.	3,905,250
6,000	Nordson Corp.	445,800
136,000	Twin Disc Inc.	3,521,040
110,000	Zebra Technologies Corp., Cl. A†	5,948,800

		40,899,283

	Manufactured Housing and Recreational Vehicles — 0.3%
84,015	Cavco Industries Inc.†	5,771,830
15,000	Drew Industries Inc.	768,000
42,000	Nobility Homes Inc.†	378,420
4,500	Polaris Industries Inc.	655,380
205,000	Skyline Corp.†	1,055,750
58,000	Winnebago Industries Inc.†	1,592,100

		10,221,480

	Metals and Mining — 0.5%
52,003	Barrick Gold Corp.	916,813
245,000	Century Aluminum Co.†	2,562,700
17,000	First Quantum Minerals Ltd.	306,312
45,000	Ivanhoe Mines Ltd.†	79,219
140,000	Kinross Gold Corp.	613,200
200,000	Lynas Corp Ltd.†	52,681
348,000	Materion Corp.	10,735,800
85,000	Molycorp Inc.†	477,700
52,100	Stillwater Mining Co.†	642,914
100,000	Turquoise Hill Resources Ltd.†	330,000
15,000	Yamana Gold Inc.	129,300

		16,846,639

	Paper and Forest Products — 0.1%
17,000	Schweitzer-Mauduit International Inc.	874,990
223,500	Wausau Paper Corp.	2,833,980

		3,708,970

	Publishing — 1.7%
80,000	Cambium Learning Group Inc.†	132,800
950,000	Il Sole 24 Ore SpA†	788,073
12,000	John Wiley & Sons Inc., Cl. B	662,160

Shares		Market Value

1,115,000	Journal Communications Inc., Cl. A†	$10,380,650
1,620,000	Media General Inc.†	36,612,000
45,000	Meredith Corp.	2,331,000
65,000	News Corp., Cl. A†	1,171,300
400,000	The E.W. Scripps Co., Cl. A†	8,688,000

		60,765,983

	Real Estate — 1.1%
36,320	Capital Properties Inc., Cl. A†	299,640
156,000	Cohen & Steers Inc.	6,249,360
210,050	Griffin Land & Nurseries Inc.	7,011,469
8,400	Gyrodyne Co. of America Inc.	106,764
105,000	Morguard Corp.	12,394,399
75,091	Tejon Ranch Co.†	2,760,345
615,000	The St. Joe Co.†	11,801,850

		40,623,827

	Retail — 5.6%
275,000	Aaron’s Inc.†	8,085,000
200,000	AutoNation Inc.†	9,938,000
56,000	Barnes & Noble Inc.†	837,200
18,000	Best Buy Co. Inc.	717,840
206,461	Big 5 Sporting Goods Corp.	4,092,057
28,283	Biglari Holdings Inc.†	14,329,299
340,000	Casey’s General Stores Inc.	23,885,000
75,000	Coldwater Creek Inc.†	55,913
82,000	Copart Inc.†	3,005,300
1,000	Cracker Barrel Old Country Store Inc.	110,070
150,000	CST Brands Inc.	5,508,000
150,000	Dominion Diamond Corp.†	2,154,000
2,500	Dunkin’ Brands Group Inc.	120,500
2,000	Fairway Group Holdings Corp.†	36,240
2,000	GNC Holdings Inc., Cl. A	116,900
108,000	HSN Inc.	6,728,400
670,051	Ingles Markets Inc., Cl. A	18,158,382
630,000	J.C. Penney Co. Inc.†	5,764,500
380,000	Krispy Kreme Doughnuts Inc.†	7,330,200
180,000	Macy’s Inc.	9,612,000
58,000	Movado Group Inc.	2,552,580
70,000	Murphy USA Inc.†	2,909,200
155,000	Nathan’s Famous Inc.†	7,813,550
9,000	Outerwall Inc.†	605,430
500,000	Pier 1 Imports Inc.	11,540,000
45,000	Regis Corp.	652,950
292,000	Rush Enterprises Inc., Cl. B†	7,446,000
3,100	Sprouts Farmers Market Inc.†	119,133
365,000	The Bon-Ton Stores Inc.	5,942,200
380,000	The Cheesecake Factory Inc.	18,342,600
165,000	The Wendy’s Co.	1,438,800
245,500	Tractor Supply Co.	19,045,890
40,643	Village Super Market Inc., Cl. A	1,260,339
2,500	Vitamin Shoppe, Inc.†	130,025
56,000	Weis Markets Inc.	2,943,360

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2013 (Unaudited)

Shares			Market Value
		COMMON STOCKS (Continued)
		Retail (Continued)
300		Winmark Corp.	$27,786
500		Yoox SpA†	22,424

			203,377,068

		Specialty Chemicals — 4.1%
52,000		A. Schulman Inc.	1,833,520
17,500		Airgas Inc.	1,957,375
80,000		Albemarle Corp.	5,071,200
69,000		Ashland Inc.	6,695,760
430,111		Chemtura Corp.†	12,008,699
12,000		Cytec Industries Inc.	1,117,920
2,266,000		Ferro Corp.†	29,072,780
312,000		H.B. Fuller Co.	16,236,480
6,000		Hawkins Inc.	223,140
1,160,000		Huntsman Corp.	28,536,000
80,000		Material Sciences Corp.†	944,800
24,000		NewMarket Corp.	8,019,600
300,000		OMNOVA Solutions Inc.†	2,733,000
70,000		Penford Corp.†	899,500
13,000		Quaker Chemical Corp.	1,001,910
100,000		Rockwood Holdings Inc.	7,192,000
255,000		Sensient Technologies Corp.	12,372,600
600,000		Zep Inc.	10,896,000

			146,812,284

		Telecommunications — 1.3%
53,000		Atlantic Tele-Network Inc.	2,998,210
2,100,000		Cincinnati Bell Inc.†	7,476,000
6,795		Community Service Communications Inc.	4,077
38,000		Gogo Inc.†	942,780
110,000		HickoryTech Corp.	1,411,300
6,000		IDT Corp., Cl. B	107,220
280,025		Ixia†	3,727,133
33,000		Loral Space & Communications Inc.†	2,672,340
129,000		New ULM Telecom Inc.	847,530
30,000		PTGi Holding Inc.	85,500
115,000		Rogers Communications Inc., Cl. B	5,203,750
116,005		Shenandoah Telecommunications Co.	2,977,848
392,616		Sprint Corp.†	4,220,622
37,584		Verizon Communications Inc.	1,846,878
815,000		VimpelCom Ltd., ADR	10,546,100

			45,067,288

		Transportation — 0.8%
476,026		GATX Corp.	24,834,276
2,000	(b)	Irish Continental Group plc	68,785
15,000		Navigator Holdings Ltd.†	404,100
133,000		Providence and Worcester Railroad Co.	2,601,480

			27,908,641

		Wireless Communications — 0.2%
2,000,000		Cable & Wireless Communications plc	1,862,953

Shares		Market Value

200,000	Leap Wireless International Inc.†	$ 3,480,000
31,000	Millicom International Cellular SA, SDR	3,087,059
20,000	NII Holdings Inc.†	55,000

		8,485,012

	TOTAL COMMON STOCKS	3,033,004,214

	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
48,000	Jungheinrich AG	3,123,071

	RIGHTS — 0.0%
	Health Care — 0.0%
1,000,000	Sanofi, CVR, expire 12/31/20†	340,000

	Metals and Mining — 0.0%
145,000	Turquoise Hill Resources Ltd., expire 03/25/14†	139,200

	TOTAL RIGHTS	479,200

	WARRANTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
4,531	Federal-Mogul Corp., expire 12/27/14†	57

	Real Estate — 0.0%
11,091	Tejon Ranch Co., expire 08/31/16†	59,337

	TOTAL WARRANTS	59,394

Principal Amount

	CORPORATE BONDS — 0.0%
	Real Estate — 0.0%
$65,376	Capital Properties Inc., 5.000%, 12/31/22	65,376

	U.S. GOVERNMENT OBLIGATIONS — 15.8%
569,687,000	U.S. Treasury Bills, 0.020% to 0.130%††, 01/02/14 to 06/26/14	569,611,025

	TOTAL INVESTMENTS — 100.0% (Cost $1,983,591,639)	$3,606,342,280

	Aggregate tax cost	$1,992,115,024

	Gross unrealized appreciation	$1,660,563,945
	Gross unrealized depreciation	(46,336,689)

	Net unrealized appreciation/depreciation	$1,614,227,256

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)	Denoted in units.

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2013 (Unaudited)

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVR	Contingent Value Right

SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 12/31/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$ 214,766,048	—	$ 31,500	$ 214,797,548
Consumer Products	42,239,902	$ 262	—	42,240,164
Financial Services	159,698,310	—	670	159,698,980
Food and Beverage	233,349,438	—	649,962	233,999,400
Other Industries (a)	2,382,268,122	—	—	2,382,268,122

Total Common Stocks	3,032,321,820	262	682,132	3,033,004,214

Preferred Stocks (a)	3,123,071	—	—	3,123,071
Rights (a)	479,200	—	—	479,200
Warrants (a)	59,394	—	—	59,394
Corporate Bonds (a)	—	—	65,376	65,376
U.S. Government Obligations	—	569,611,025	—	569,611,025

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,035,983,485	$569,611,287	$747,508	$3,606,342,280

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the period ended December 31, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at December 31, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Accounting Standards Update (“ASU”) No. 2011-11 (as clarified by ASU No. 2013-01) “Disclosures about Offsetting Assets and Liabilities” requires a fund to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope of ASU 2011-11 includes derivatives and sale and repurchase agreements. The purpose of ASU 2011-11 is to facilitate comparison of financial statements prepared on the basis of GAAP and on the basis of International Financial Reporting Standards. ASU 2011-11 is effective for financial statements whose fiscal year begins after December 31, 2012. Management is currently evaluating the impact on the additional disclosure requirements on the Fund’s financial statements.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on investments on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At December 31, 2013, the Fund held no investments in futures contracts.

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. At December 31, 2013, the Fund held no investments in forward foreign exchange contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. There were no restricted securities at December 31, 2013.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. For each fund with at least a three year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure (including the effects of sales charges, loads, and redemption fees) that accounts for variation in a fund’s monthly performance, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. © 2014 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e   info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, Inc.

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Overall Morningstar Rating TM

Morningstar® rated The Gabelli Small Cap Growth Fund Class AAA Shares 4 stars overall, 3 stars for the three year period, 4 stars for the five year period, and 5 stars for the ten year period ended December 31, 2013 among 609, 609, 551, and 334 Small Blend funds, respectively. Morningstar Rating™ is based on risk-adjusted returns.

GAB443Q413QR

The Gabelli Focus Five Fund

First Quarter Report — December 31, 2013

To Our Shareholders,

For the quarter ended December 31, 2013, the net asset value (“NAV”) per Class AAA Share of The Gabelli Focus Five Fund increased 10.9% compared with an increase of 10.5% for the Standard & Poor’s (“S&P”) 500 Index. See below for additional performance information.

Enclosed is the schedule of investments of December 31, 2013.

Comparative Results

Average Annual Returns through December 31, 2013 (a)(b) (Unaudited)
	Quarter(c)	1 Year(c)	5 Year	10 Year	Since January 1, 2012(c)	Since Inception (12/31/02)
Class AAA (GWSVX)	10.90%	30.71%	20.40%	9.35%	28.46%	10.34%
S&P 500 Index	10.51	32.39	17.94	7.41	23.93(d)	9.18
Class A (GWSAX)	10.86	30.68	20.42	9.40	28.49	10.37
With sales charge (e)	4.49	23.16	19.00	8.74	24.74	9.77
Class C (GWSCX)	10.69	29.69	19.52	8.57	27.54	9.57
With contingent deferred sales charge (f)	9.69	28.69	19.52	8.57	27.54	9.57
Class I (GWSIX)	10.94	30.95	20.74	9.53	28.81	10.50

In the current prospectuses dated January 28, 2014, the expense ratios for Class AAA, A, C, and I Shares are 1.48%, 1.48%, 2.23%, and 1.23%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class I Shares on January 11, 2008. The actual performance of Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	On January 1, 2012, the Fund began operating under its current name.
(d)	S&P 500 Index performance is as of December 31, 2011.
(e)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(f)	Assuming payment of the maximum 1% contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Focus Five Fund

Schedule of Investments — December 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 84.0%
	Automotive — 5.8%
717,558	General Motors Co.†	$29,326,595

	Automotive: Parts and Accessories — 0.6%
156,248	Dana Holding Corp.	3,065,586

	Cable and Satellite — 12.7%
523,382	Cablevision Systems Corp., Cl. A	9,384,239
211,141	DIRECTV†	14,587,732
136,564	EchoStar Corp., Cl. A†	6,789,962
401,100	Liberty Global plc, Cl. C†	33,820,752

		64,582,685

	Communications — 3.2%
205,000	American Tower Corp.	16,363,100

	Computer Software and Services — 5.2%
74,700	Blucora Inc.†	2,178,252
480,000	Guidance Software Inc.†	4,848,000
1,374,377	Internap Network Services Corp.†	10,335,315
1,044,822	RealD Inc.†	8,922,780

		26,284,347

	Consumer Services — 4.6%
575,000	The ADT Corp.	23,270,250

	Diversified Industrial — 3.7%
165,000	Tredegar Corp.	4,753,650
340,839	Tyco International Ltd.	13,988,033

		18,741,683

	Energy and Utilities — 12.8%
135,000	Cabot Oil & Gas Corp.	5,232,600
150,000	Cameron International Corp.†	8,929,500
165,900	CONSOL Energy Inc.	6,310,836
600,600	Rowan Companies plc, Cl. A†	21,237,216
1,515,000	Weatherford International Ltd.†	23,467,350

		65,177,502

	Entertainment — 4.5%
1,336,481	Take-Two Interactive Software Inc.†	23,214,675

	Financial Services — 3.3%
319,366	CIT Group Inc.	16,648,550

	Food and Beverage — 4.6%
130,861	Boulder Brands Inc.†	2,075,455
300,000	Hillshire Brands Co.	10,032,000
221,195	Inventure Foods Inc.†	2,933,046
82,617	The J.M. Smucker Co.	8,560,774

		23,601,275

	Health Care — 2.2%
124,942	Express Scripts Holding Co.†	8,775,926

Shares			Market Value
1,350,000	Lexicon Pharmaceuticals Inc.†		$2,430,000

			11,205,926

	Machinery — 3.4%
180,374	Kennametal Inc.		9,392,074
229,274	Xylem Inc.		7,932,880

			17,324,954

	Publishing — 2.1%
585,400	News Corp., Cl. A†		10,548,908

	Retail — 9.6%
245,300	GNC Holdings Inc., Cl. A		14,337,785
299,712	Macy’s Inc.		16,004,621
280,000	Outerwall Inc.†		18,835,600

			49,178,006

	Specialty Chemicals — 5.7%
651,747	Chemtura Corp.†		18,196,776
450,000	Huntsman Corp.		11,070,000

			29,266,776

	TOTAL COMMON STOCKS		427,800,818

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 16.0%
$81,455,000	U.S. Treasury Bills,
	0.020% to 0.150%††,
	01/16/14 to 06/26/14(a)		81,443,414

	TOTAL INVESTMENTS — 100.0% (Cost $448,120,966)		$509,244,232

	Aggregate tax cost		$448,441,620

	Gross unrealized appreciation		$63,368,745
	Gross unrealized depreciation		(2,566,133)

	Net unrealized appreciation/depreciation		$60,802,612

Number of Contracts	Expiration Date/ Exercise Price		Market Value
	OPTION CONTRACTS WRITTEN (b) — (0.0)%
	Call Options Written — (0.0)%
350	GNC Holdings Inc., Cl. A	Jan. 14/62.50	$4,375

	Put Options Written — (0.0)%
500	National Fuel Gas Co.	Jan. 14/50	10,000

	TOTAL OPTION CONTRACTS WRITTEN (Premiums received $112,661)		$14,375

See accompanying notes to financial statements.

2

The Gabelli Focus Five Fund

Schedule of Investments (Continued) — December 31, 2013 (Unaudited)

Market Value
Aggregate premiums	$(112,661)

Gross unrealized appreciation	$98,286
Gross unrealized depreciation	—

}Net unrealized appreciation/depreciation	$98,286

(a)	At December 31, 2013, $7,105,000 of the principal amount was pledged as collateral for options written.
(b)	At December 31, 2013, the Fund had entered into exchange traded Option Contracts Written with Pershing LLC.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

3

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined the Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

4

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of December 31, 2013 is as follows:

	Valuation Inputs

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 12/31/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$427,800,818	—	$427,800,818
U.S. Government Obligations	—	$81,443,414	81,443,414
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$427,800,818	$81,443,414	$509,244,232
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	—	$ (4,375)	$ (4,375)
Put Options Written	$ (10,000)	—	(10,000)
TOTAL INVESTMENTS IN SECURITIES - LIABILITIES	$ (10,000)	$ (4,375)	$ (14,375)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the period ended December 31, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments at December 31, 2013.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

5

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at December 31, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Accounting Standards Update (“ASU”) No. 2011-11 (as clarified by ASU No. 2013-01) “Disclosures about Offsetting Assets and Liabilities” requires a fund to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope of ASU 2011-11 includes derivatives and sale and repurchase agreements. The purpose of ASU 2011-11 is to facilitate comparison of financial statements prepared on the basis of GAAP and on the basis of International Financial Reporting Standards. ASU 2011-11 is effective for financial statements whose fiscal year begins after December 31, 2012. Management is currently evaluating the impact on the additional disclosure requirements on the Fund’s financial statements.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

6

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited) (Continued)

In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at December 31, 2013 are reflected within the Schedule of Investments.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

7

THE GABELLI FOCUS FIVE FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Daniel M. Miller has been the portfolio manager of the Gabelli Focus Five Fund since inception of the investment strategy on January 1, 2012. He is also a Managing Director of GAMCO Asset Management and Chairman of G.research, Inc., the firm’s institutional research business. Mr. Miller served as Head of Institutional Equities at G.research, Inc., from 2004 - 2011, where he oversaw a significant expansion of the brokerage business. His responsibilities included managing the firm’s daily research meetings, the institutional sales and trading teams, and seven industry conferences. Mr. Miller graduated magna cum laude with a degree in finance from the University of Miami in Coral Gables, FL.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI FOCUS FIVE FUND

One Corporate Center

Rye, New York 10580-1422

t    800-GABELLI   (800-422-3554)

f   914-921-5118

e   info@gabelli.com

     GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, Inc.

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Focus Five Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB840Q413QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Equity Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 2/27/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 2/27/2014

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 2/27/2014

*	Print the name and title of each signing officer under his or her signature.